SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2014
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

8. SUBSEQUENT EVENTS

On December 31, 2014 with effect from January 1, 2015, the Fund, MLAI, BlueCrest Capital Management Limited (the “Former Trading Advisor”) and Systematica Investments Limited (the “New Trading Advisor”) entered into a Novation and Amendment Agreement (the “Novation and Amendment”). Pursuant to the Novation and Amendment the New Trading Advisor will be substituted for the Former Trading Advisor under the Advisory Agreement. The New Trading Advisor entered into the Novation and Amendment solely in its capacity as general partner of Systematica Investments LP.

Management has evaluated the impact of subsequent events on the Partnership and has determined that there were no other subsequent events that require adjustments to, or disclosure in, the financial statements.